Income Tax Expense - Reconciliation of Income Tax Expense and Accounting Profit Before Income Tax (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Reconciliation of income tax expense and accounting profit before income tax [abstract]
Tax calculated based on profit before tax and statutory tax rate	$ 451,676		$ 804,086	$ 1,207,605
Effects from adjustments based on regulation	(74,094)		(131,873)	(152,618)
Gain on investment in associates	19,228		11,923
Prior year income tax overestimation	(182,778)		(255,935)	(184,284)
Income tax on unappropriated retained earnings	85,607		159,744	227,467
Effect of different tax rates in countries in which the Group operates	1,022		230	148
Income tax expense	$ 300,661	$ 9,819	$ 588,175	$ 1,098,318